BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Earnings Per Share) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Net income	$ (534,383)	$ 2,381,586	$ 10,275,277	$ 14,010,608	$ 26,133,088	$ 57,620,552	$ 47,083,424
Weighted-average shares outstanding	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	43,891,670
Diluted weighted average outstanding shares	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	46,655,721
- Basic	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.07
- Diluted	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.01
Warrant [Member]
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Diluted weighted average outstanding shares							2,584,713
Options Granted To Underwriters [Member]
Schedule Of Earnings Per Share Basic And Diluted Reconciliation [Line Items]
Diluted weighted average outstanding shares							179,338